As filed with the Securities and Exchange Commission on June 16, 2023

Securities Act File No. 33-79858

Investment Company Act File No. 811-08544

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 105	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 106	☒

FPA FUNDS TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310)473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, PRESIDENT

FPA FUNDS TRUST

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

MARK D. PERLOW, ESQ.

DECHERT LLP

ONE BUSH STREET

SUITE 1600

SAN FRANCISCO, CA 94104

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 14, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [ ] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 103 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 104 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on April 6, 2023 to establish FPA New Income Fund, FPA Queens Road Small Cap Value Fund, FPA Queens Road Value Fund, and FPA U.S. Core Equity Fund, new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on June 20, 2023.

This Post-Effective Amendment No. 105 under the 1933 Act and Amendment No. 106 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating July 14, 2023 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 105 incorporates by reference the information contained in Part A, Part B and Part C of the Amendment.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 105 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California, on the 16th day of June, 2023.

FPA FUNDS TRUST

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

/s/ J. Richard Atwood	President and Trustee	June 16, 2023
J. Richard Atwood	(Principal Executive Officer)

/s/ E. Lake Setzler III	Treasurer	June 16, 2023
E. Lake Setzler III	(Principal Financial Officer & Principal Accounting Officer)

/s/ Sandra Brown*	Trustee	June 16, 2023
Sandra Brown

/s/ Robert F. Goldrich**	Trustee	June 16, 2023
Robert F. Goldrich

/s/ John P. Zader	Trustee	June 16, 2023
John P. Zader

/s/Maureen Quill	Trustee	June 16, 2023
Maureen Quill

*, ** By:	/s/ J. Richard Atwood
J. Richard Atwood
Pursuant to Power of Attorney filed herewith.

*Powers of Attorney were filed as Exhibit (q) to Post-Effective Amendment No. 79 of the Registrant’s Registration Statement on Form N-1A filed on April 28, 2017, and are incorporated herein by reference.

**Power of Attorney was filed as Exhibit (q)(2) to Post-Effective Amendment No. 102 of the Registrant’s Registration Statement on Form N-1A filed on April 29, 2022, and is incorporated herein by reference.